Document and Entity Information	Aug. 24, 2023
Cover [Abstract]
Entity Registrant Name	CRYO CELL INTERNATIONAL INC
Amendment Flag	false
Entity Central Index Key	0000862692
Document Type	8-K
Document Period End Date	Aug. 24, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-40767
Entity Tax Identification Number	22-3023093
Entity Address, Address Line One	700 Brooker Creek Blvd.
Entity Address, City or Town	Oldsmar
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34677
City Area Code	813
Local Phone Number	749-2100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	CCEL
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false